Note 6. Equity Transactions: Schedule of Stock Options, Valuation Assumptions (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Stock Options, Valuation Assumptions
	Year Ended December 31,
	2015	2014
Expected dividend yield	0.0%	0.0%
Weighted average volatility	287.4%	287.0%
Risk free interest rate	1.4 – 1.9%	2.2 - 2.8%
Expected term (in years)	7	7